Commitments and Contingencies (Details)	Sep. 20, 2022 USD ($)
Commitments and Contingencies [Line Items]
Employment agreements term	3 years
Pro-rated basis	$ 30,000
Chief Executive Officer [Member]
Commitments and Contingencies [Line Items]
Employment agreements term	3 years
Pro-rated basis	$ 30,000